Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2021
Trade and other receivables [abstract]
Summary of Detailed Information about Trade and Other Receivables
The Company’s trade and other receivables are comprised of the following:

	June 30, 2021	June 30, 2020

Trade receivables	$23,441	$28,882
Derivative asset	257	—
Other receivables	730	423
Allowance for doubtful accounts	(315)	(315)

	$24,113	$28,990